FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04894

                             FRANKLIN MANAGED TRUST
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
               (Address of principal executive offices) (Zip code)

        MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  9/30
                          ----

Date of reporting period:  6/30/05
                           -------



Item 1. Schedule of Investments.


FRANKLIN MANAGED TRUST

QUARTERLY STATEMENT OF INVESTMENTS
JUNE 30, 2005

--------------------------------------------------------------------------------

CONTENTS

Franklin Rising Dividends Fund .............................................   3

Notes to Statement of Investments ..........................................   5

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series


                                          Quarterly Statement of Investments | 1
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                       This page intentionally left blank.

FRANKLIN MANAGED TRUST

STATEMENT OF INVESTMENTS, JUNE 30, 2005 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN RISING DIVIDENDS FUND                                                                 SHARES          VALUE
------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS 96.9%
   COMMERCIAL SERVICES 0.7%
   ABM Industries Inc. ...................................................................         825,800   $     16,103,100
                                                                                                             -----------------
   CONSUMER DURABLES 2.7%
   Leggett & Platt Inc. ..................................................................       2,040,000         54,223,200
   Russ Berrie & Co. Inc. ................................................................         814,500         10,433,745
                                                                                                             -----------------
                                                                                                                   64,656,945
                                                                                                             -----------------
   CONSUMER NON-DURABLES 6.8%
   Alberto-Culver Co. ....................................................................       1,404,050         60,837,487
   Lancaster Colony Corp. ................................................................         301,269         12,930,465
   McCormick & Co. Inc. ..................................................................         400,000         13,072,000
   Procter & Gamble Co. ..................................................................       1,398,400         73,765,600
   Superior Uniform Group Inc. ...........................................................         224,200          3,093,960
                                                                                                             -----------------
                                                                                                                  163,699,512
                                                                                                             -----------------
   ELECTRONIC TECHNOLOGY 1.3%
   Cohu Inc. .............................................................................         284,400          5,702,220
   Diebold Inc. ..........................................................................         548,800         24,756,368
                                                                                                             -----------------
                                                                                                                   30,458,588
                                                                                                             -----------------
   FINANCE 35.4%
   AFLAC Inc. ............................................................................       1,541,600         66,720,448
   American International Group Inc. .....................................................       1,813,777        105,380,444
   Arthur J. Gallagher & Co. .............................................................       1,157,000         31,389,410
   Erie Indemnity Co., A .................................................................         637,000         34,557,250
   Fannie Mae ............................................................................       1,161,000         67,802,400
   Freddie Mac ...........................................................................       1,286,900         83,944,487
   Mercantile Bankshares Corp. ...........................................................         576,950         29,730,233
   Mercury General Corp. .................................................................         425,100         23,176,452
   Old Republic International Corp. ......................................................       3,297,800         83,401,362
   Peoples Bancorp Inc. ..................................................................         262,768          7,029,044
   RLI Corp. .............................................................................         551,524         24,597,970
   State Street Corp. ....................................................................       1,706,200         82,324,150
   SunTrust Banks Inc. ...................................................................         878,105         63,434,305
   TrustCo Bank Corp. NY .................................................................         678,121          8,856,260
   U.S. Bancorp ..........................................................................       2,334,903         68,179,168
   Washington Mutual Inc. ................................................................       1,520,050         61,850,835
   Wilmington Trust Corp. ................................................................         132,200          4,760,522
                                                                                                             -----------------
                                                                                                                  847,134,740
                                                                                                             -----------------
   HEALTH TECHNOLOGY 11.2%
   Becton Dickinson & Co. ................................................................         754,800         39,604,356
   Hillenbrand Industries Inc. ...........................................................       1,703,500         86,111,925
   Pfizer Inc. ...........................................................................       3,352,600         92,464,708
(a)West Pharmaceutical Services Inc. .....................................................       1,809,600         50,759,280
                                                                                                             -----------------
                                                                                                                  268,940,269
                                                                                                             -----------------


                                          Quarterly Statement of Investments | 3

FRANKLIN MANAGED TRUST

------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN RISING DIVIDENDS FUND                                                                 SHARES          VALUE
------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   NON-ENERGY MINERALS 2.5%
   Nucor Corp. ...........................................................................       1,338,200   $     61,048,684
                                                                                                             -----------------
   PROCESS INDUSTRIES 5.9%
   Bemis Co. Inc. ........................................................................         818,600         21,725,644
   Donaldson Co. Inc. ....................................................................         611,200         18,537,696
   Myers Industries Inc. .................................................................          41,200            515,000
   Praxair Inc. ..........................................................................       2,153,400        100,348,440
                                                                                                             -----------------
                                                                                                                  141,126,780
                                                                                                             -----------------
   PRODUCER MANUFACTURING 24.2%
   Baldor Electric Co. ...................................................................         144,666          3,518,277
   Brady Corp., A ........................................................................         600,200         18,606,200
   Carlisle Cos. Inc. ....................................................................       1,442,100         98,971,323
   Dover Corp. ...........................................................................       1,362,400         49,564,112
   General Electric Co. ..................................................................       2,758,900         95,595,885
   Graco Inc. ............................................................................         941,137         32,064,538
   Kaydon Corp. ..........................................................................         293,800          8,182,330
   Nordson Corp. .........................................................................          13,000            445,640
   Roper Industries Inc. .................................................................       1,578,800        112,678,956
   Superior Industries International Inc. ................................................         874,500         20,725,650
   Teleflex Inc. .........................................................................         953,800         56,627,106
   United Technologies Corp. .............................................................       1,595,400         81,923,790
                                                                                                             -----------------
                                                                                                                  578,903,807
                                                                                                             -----------------
   RETAIL TRADE 3.9%
   Family Dollar Stores Inc. .............................................................       3,604,900         94,087,890
                                                                                                             -----------------
   TECHNOLOGY SERVICES 2.3%
   Reynolds & Reynolds Co., A ............................................................       2,059,000         55,654,770
                                                                                                             -----------------
   TOTAL COMMON STOCKS (COST $1,913,243,180) .............................................                      2,321,815,085
                                                                                                             -----------------
   SHORT TERM INVESTMENT (COST $77,574,045) 3.3%
   MONEY FUND
(b)Franklin Institutional Fiduciary Trust Money Market Portfolio .........................      77,574,045         77,574,045
                                                                                                             -----------------
   TOTAL INVESTMENTS (COST $1,990,817,225) 100.2% ........................................                      2,399,389,130
   OTHER ASSETS, LESS LIABILITIES (0.2)% .................................................                         (3,711,085)
                                                                                                             -----------------
   NET ASSETS 100.0% .....................................................................                   $  2,395,678,045
                                                                                                             =================

(a)   See Note 2 regarding holdings of 5% voting securities.

(b) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager.


4 | See Notes to Statement of Investments. | Quarterly Statement of Investments

FRANKLIN MANAGED TRUST

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Managed Trust is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of one fund, the Franklin Rising Dividends Fund.

1. INCOME TAX

At June 30, 2005 the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes was as follows:

Cost of investments ..................................    $  1,991,767,780
                                                          -----------------
Unrealized appreciation ..............................    $    469,938,981
Unrealized depreciation ..............................         (62,317,631)
                                                          -----------------
Net unrealized appreciation (depreciation) ...........    $    407,621,350
                                                          =================

2. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO ISSUERS

Investments in "affiliated companies" for the Fund at June 30, 2005, were as shown below.

---------------------------------------------------------------------------------------------------------------------
                         NUMBER OF
                          SHARES                               NUMBER OF
                          HELD AT                             SHARES HELD                                  REALIZED
                         BEGINNING     GROSS       GROSS         AT END        VALUE AT      INVESTMENT     CAPITAL
NAME OF ISSUER           OF PERIOD   ADDITIONS   REDUCTIONS    OF PERIOD     END OF PERIOD     INCOME     GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------
West Pharmaceutical
Services Inc. ........   1,809,600          --           --     1,809,600    $  50,759,280   $  199,056   $        --
                                                                             ----------------------------------------

                        TOTAL AFFILIATED SECURITIES (2.12% of Net Assets)    $  50,759,280   $  199,056   $        --
                                                                             ========================================

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                                          Quarterly Statement of Investments | 5


Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN MANAGED TRUST

By       JIMMY D. GAMBILL
         ----------------
      /s/Jimmy D. Gambill
         Chief Executive Officer - Finance and Administration
Date    August 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By      JIMMY D. GAMBILL
        ----------------
     /s/Jimmy D. Gambill
         Chief Executive Officer - Finance and Administration
Date    August 19, 2005


By      GALEN G. VETTER
        ---------------
     /s/Galen G. Vetter
         Chief Financial Officer
Date    August 19, 2005













                                Exhibit A

I, Jimmy D. Gambill, certify that:

      1. I have reviewed this report on Form N-Q of Franklin Managed Trust;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

August 19, 2005


/s/JIMMY D. GAMBILL

Jimmy D. Gambill
Chief Executive Officer - Finance and Administration









I, Galen G. Vetter, certify that:

      1. I have reviewed this report on Form N-Q of Franklin Managed Trust;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

August 19, 2005


/s/GALEN G. VETTER

Galen G. Vetter
Chief Financial Officer